Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of mutual funds portfolio [line items]
Total	$ 804,332,490	$ 633,438,634
Mutual funds [member]
Disclosure of mutual funds portfolio [line items]
Total	192,415,131	109,892,525
FIMA Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	590,257	548,757
FIMA P.B. Acciones [member]
Disclosure of mutual funds portfolio [line items]
Total	633,036	941,220
FIMA Renta en pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	1,098,300	319,338
FIMA Ahorro pesos [member]
Disclosure of mutual funds portfolio [line items]
Total	7,252,021	3,626,852
FIMA Renta Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	739,739	200,953
FIMA Premium [member]
Disclosure of mutual funds portfolio [line items]
Total	148,692,964	93,646,912
FIMA Ahorro Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	12,706,534	3,718,984
FIMA Capital Plus [member]
Disclosure of mutual funds portfolio [line items]
Total	16,650,938	154,164
FIMA Abierto PyMES [member]
Disclosure of mutual funds portfolio [line items]
Total	758,538	795,135
FIMA Mix I [member]
Disclosure of mutual funds portfolio [line items]
Total	2,047,362	77,755
FIMA Renta Dolares I [member]
Disclosure of mutual funds portfolio [line items]
Total		2,259,686
FIMA Renta Dolares II [member]
Disclosure of mutual funds portfolio [line items]
Total		739,938
FIMA Renta Fija Internacional [member]
Disclosure of mutual funds portfolio [line items]
Total	1,172,774	2,735,979
FIMA Acciones Latinoamericanas Dolares [member]
Disclosure of mutual funds portfolio [line items]
Total	$ 72,668	$ 126,852